LEASES (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020
Leases [Abstract]
Operating lease expense	$ 206
Supplemental Cash Flow Information Related Operating Lease [Abstract]
Operating cash flows used for the measurement of operating lease liabilities	(201)
Operating lease right-of-use assets obtained in exchange for operating lease obligations	136
Operating Lease Right-of-Use Assets and Liabilities [Abstract]
Operating lease right-of-use assets	832	$ 0		$ 823
Accrued liabilities	$ (163)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent
Operating lease liabilities	$ (682)	0		$ (676)
Total operating lease liabilities	$ (845)
Supplemental Information Related to Operating Leases [Abstract]
Weighted-Average Remaining Lease Term (in years)	8 years
Weighted-Average Discount Rate	3.60%
Undiscounted Maturities of Operating Lease Liabilities [Abstract]
2020	$ 182
2021	151
2022	121
2023	97
2024	73
Thereafter	315
Total undiscounted lease payments	939
Less imputed interest	(94)
Total discounted lease payments	$ 845
Maturities of Operating Lease Liabilities Prior to Adoption of New Lease Accounting Standards [Abstract]
2019		189
2020		146
2021		110
2022		77
2023		52
Thereafter		111
Total long-term non-cancelable operating leases		685
Operating lease rent expense		167	$ 164
ASU 2016-02 [Member]
Operating Lease Right-of-Use Assets and Liabilities [Abstract]
Operating lease right-of-use assets		894
Total operating lease liabilities		(901)
Undiscounted Maturities of Operating Lease Liabilities [Abstract]
Total discounted lease payments		$ 901
Minimum [Member]
Leases [Abstract]
Remaining lease term	1 year
Maximum [Member]
Leases [Abstract]
Remaining lease term	25 years
Term of extension	3 years
Termination period	1 year